LOCAL AND FOREIGN CURRENCY	12 Months Ended
Dec. 31, 2021
LOCAL AND FOREIGN CURRENCY
LOCAL AND FOREIGN CURRENCY

30 – LOCAL AND FOREIGN CURRENCY

Local and foreign currency balances are the following:

CURRENT ASSETS	12.31.2021	12.31.2020
	ThCh$	ThCh$
Cash and cash equivalent	304,312,020	309,530,699
USD	13,640,823	21,332,268
EUR	2,838,102	223,449
CLP	176,278,025	201,936,140
BRL	56,272,827	49,528,425
ARS	22,425,407	14,821,502
PGY	32,856,836	21,688,915

Other current financial assets	195,470,749	140,304,853
CLP	194,834,125	139,449,882
BRL	140,544	10,171
ARS	481,148	844,800
PGY	14,932	—

Other non-current financial assets	14,719,104	13,374,381
USD	1,141,780	1,723,989
EUR	77,526	621,516
UF	256,912	493,546
CLP	6,282,535	1,900,762
BRL	1,183,076	1,300,995
ARS	3,831,513	6,052,294
PGY	1,945,762	1,281,279

Trade debtors and other accounts payable	265,490,626	194,021,253
USD	2,347,439	901,930
UF	69,142	65,250
CLP	147,478,959	105,340,179
BRL	76,173,944	67,423,832
ARS	32,330,010	14,928,954
PGY	7,091,132	5,361,108

Accounts receivable related entities	9,419,050	11,875,408
CLP	6,674,178	6,965,894
BRL	87,865	41,878
ARS	2,657,007	4,867,636

Inventory	191,350,206	127,972,650
CLP	77,225,374	54,112,760
BRL	44,848,239	31,446,180
ARS	54,376,217	32,214,119
PGY	14,900,376	10,199,591

Current tax assets	10,224,368	218,472
CLP	5,574,826	218,472
BRL	4,649,542	—

Total current assets	990,986,123	797,297,716
USD	17,130,042	23,958,187
EUR	2,915,628	844,965
UF	326,054	558,796
CLP	614,348,022	509,924,089
BRL	183,356,037	149,751,481
ARS	116,101,302	73,729,305
PGY	56,809,038	38,530,893

NON-CURRENT ASSETS	12.31.2021	12.31.2020
	ThCh$	ThCh$
Other non-current assets	296,632,012	162,013,278
UF	34,239,224	7,515,981
CLP	55,469,858	—
BRL	192,844,909	144,684,180
ARS	14,078,021	9,813,117

Other non-current, non-financial assets	70,861,616	90,242,672
USD	673,524	—
UF	—	338,014
CLP	419,910	47,530
BRL	66,621,741	88,001,852
ARS	1,836,280	1,825,631
PGY	1,310,161	29,645

Non-current accounts receivable	126,464	73,862
UF	7,089	32,219
CLP	76,649	—
ARS	—	1,211
PGY	42,726	40,432

Non-current accounts receivable related entities	98,941	138,346
CLP	98,941	138,346

Investments accounted for using the equity method	91,489,194	87,956,354
CLP	52,519,699	50,628,307
BRL	38,969,495	37,328,047

Intangible assets other than goodwill	659,631,543	604,514,165
USD	—	3,959,421
CLP	311,086,862	306,202,181
BRL	159,307,806	139,166,117
ARS	7,560,882	2,591,026
PGY	181,675,993	152,595,420

Goodwill	118,042,900	98,325,593
CLP	9,523,767	9,523,767
BRL	60,830,705	54,980,669
ARS	39,976,392	27,343,642
PGY	7,712,036	6,477,515

Property, plant and equipment	716,379,127	605,576,545
EUR	404,450	—
CLP	273,812,253	255,963,912
BRL	201,527,151	179,286,945
ARS	152,227,991	103,227,548
PGY	88,407,282	67,098,140

Deferred tax assets	1,858,727	1,925,869
CLP	1,858,727	1,925,869

Total non-current assets	1,955,120,524	1,650,766,684
USD	673,524	3,959,421
EUR	404,450	—
UF	34,246,313	7,886,214
CLP	704,866,666	624,429,912
BRL	720,101,807	643,447,810
ARS	215,679,566	144,802,175
PGY	279,148,198	226,241,152

	12.31.2021			12.31.2020
CURRENT LIABILITIES	Up to 90 days	90 days up to 1 year	Total	Up to 90 days	90 days up to 1 year	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other current financial liabilities	10,887,752	36,875,287	47,763,039	9,270,838	29,295,886	38,566,724
USD	233,993	8,329,598	8,563,591	72,655	6,704,245	6,776,900
UF	9,155,688	10,086,725	19,242,413	7,799,637	5,272,547	13,072,184
CLP	923,663	13,491,768	14,415,431	908,790	13,489,310	14,398,100
BRL	413,835	1,381,397	1,795,232	362,854	1,245,940	1,608,794
ARS	94,094	2,272,643	2,366,737	70,950	1,578,082	1,649,032
PGY	66,479	1,313,156	1,379,635	55,952	1,005,762	1,061,714

Current trade accounts and other accounts payable	312,643,627	14,765,580	327,409,207	227,503,270	2,942,539	230,445,809
USD	20,438,936	1,309,678	21,748,614	8,972,065	—	8,972,065
EUR	6,093,006	—	6,093,006	1,622,411	—	1,622,411
UF	2,359,381	—	2,359,381	—	—	—
CLP	142,370,837	13,455,902	155,826,739	108,670,085	2,942,539	111,612,624
BRL	74,142,872	—	74,142,872	58,136,480	—	58,136,480
ARS	52,030,144	—	52,030,144	33,511,747	—	33,511,747
PGY	15,208,451	—	15,208,451	15,878,527	—	15,878,527
Other Currencies	—	—	—	711,955	—	711,955

Current accounts payable to related entities	56,103,461	—	56,103,461	39,541,968	—	39,541,968
CLP	29,349,401	—	29,349,401	23,884,687	—	23,884,687
BRL	16,799,532	—	16,799,532	10,809,085	—	10,809,085
ARS	9,893,495	—	9,893,495	4,848,196	—	4,848,196
PGY	61,033	—	61,033	—	—	—

Other current provisions	1,082,929	445,950	1,528,879	805,842	529,495	1,335,337
CLP	1,082,929	404,580	1,487,509	805,842	494,748	1,300,590
PGY	—	41,370	41,370	—	34,747	34,747

Current tax liabilities	20,733,623	9,779,164	30,512,787	4,590,876	4,237,723	8,828,599
CLP	20,038,643	8,452	20,047,095	173,771	3,414,859	3,588,630
BRL	—	—	—	4,249,909	—	4,249,909
ARS	694,980	8,524,083	9,219,063	167,196	439,641	606,837
PGY	—	1,246,629	1,246,629	—	383,223	383,223

Current employee benefit provisions	13,434,697	21,577,375	35,012,072	17,027,427	14,043,592	31,071,019
CLP	1,181,717	7,327,637	8,509,354	1,168,973	5,799,389	6,968,362
BRL	11,649,154	—	11,649,154	15,325,256	—	15,325,256
ARS	603,826	12,529,323	13,133,149	533,198	6,701,756	7,234,954
PGY	—	1,720,415	1,720,415	—	1,542,447	1,542,447

Other current non-financial liabilities	612,391	30,625,443	31,237,834	620,609	27,646,121	28,266,730
CLP	612,391	30,472,381	31,084,772	598,769	27,551,000	28,149,769
ARS	—	18,234	18,234	21,840	—	21,840
PGY	—	134,828	134,828	—	95,121	95,121

Total current liabilities	415,498,480	114,068,799	529,567,279	299,360,830	78,695,356	378,056,186
USD	20,672,929	9,639,276	30,312,205	9,044,720	6,704,245	15,748,965
EUR	6,093,006	—	6,093,006	1,622,411	—	1,622,411
UF	11,515,069	10,086,725	21,601,794	7,799,637	5,272,547	13,072,184
CLP	195,559,581	65,160,720	260,720,301	136,210,917	53,691,845	189,902,762
BRL	103,005,393	1,381,397	104,386,790	88,883,584	1,245,940	90,129,524
ARS	63,316,539	23,344,283	86,660,822	39,153,127	8,719,479	47,872,606
PGY	15,335,963	4,456,398	19,792,361	15,934,479	3,061,300	18,995,779
Other Currencies	—	—	—	711,955	—	711,955

	12.31.2021				12.31.2020
	More than 1 year	More than 3 and up to			More than 1 year	More than 3 and up to
NON-CURRENT LIABILITIES	up to 3 years	5 years	More than 5 years	Total	up to 3 years	5 years	More than 5 years	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other non-current financial liabilities	35,164,178	331,118,858	674,765,936	1,041,048,972	31,811,687	279,600,958	678,416,924	989,829,569
USD	1,726,426	308,546,732	247,094,136	557,367,294	366,652	259,746,604	207,280,189	467,393,445
UF	29,821,850	15,453,105	423,470,818	468,745,773	24,669,188	13,214,387	414,689,041	452,572,616
CLP	602,887	4,000,000	—	4,602,887	4,089,001	4,000,000	51,568,854	59,657,855
BRL	2,926,876	3,119,021	4,200,982	10,246,879	2,394,281	2,639,967	4,878,840	9,913,088
ARS	86,139	—	—	86,139	128,930	—	—	128,930
PGY	—	—	—	—	163,635	—	—	163,635

Non-current accounts payable	256,273	—	—	256,273	295,279	—	—	295,279
CLP	256,273	—	—	256,273	293,176	—	—	293,176
ARS	—	—	—	—	2,103	—	—	2,103

Accounts payable related companies	11,557,723	—	—	11,557,723	10,790,089	—	—	10,790,089
BRL	11,557,723	—	—	11,557,723	10,790,089	—	—	10,790,089

Other non-current provisions	1,917,655	53,965,872	—	55,883,527	789,016	47,945,920	—	48,734,936
BRL	—	53,965,872	—	53,965,872	—	47,945,920	—	47,945,920
ARS	1,917,655	—	—	1,917,655	789,016	—	—	789,016

Deferred tax liabilities	21,365,277	35,470,702	111,618,848	168,454,827	10,677,151	38,508,424	104,483,972	153,669,547
CLP	3,619,149	1,845,868	95,076,888	100,541,905	1,604,289	1,070,325	90,781,152	93,455,766
BRL	—	33,624,834	—	33,624,834	—	37,438,099	—	37,438,099
ARS	17,746,128	—	—	17,746,128	9,072,862	—	—	9,072,862
PGY	—	—	16,541,960	16,541,960	—	—	13,702,820	13,702,820
					—	—	—	—
Non-current employee benefit provisions	1.329.992	62,456	12,747,222	14,139,670	911,873	145,165	12,578,520	13,635,558
CLP	629,798	62,456	12,747,222	13,439,476	378,733	145,165	12,578,520	13,102,418
PGY	700,194	—	—	700,194	533,140	—	—	533,140

Other non-financial liabilities	21,113	23,763,704	—	23,784,817	35,315	21,436,733	—	21,472,048
BRL	—	23,763,704	—	23,763,704	—	21,436,733	—	21,436,733
ARS	21,113	—	—	21,113	35,315	—	—	35,315

Income taxes payable, non-current	—	—	—	—	20,597	—	—	20,597
CLP	—	—	—	—	20,597	—	—	20,597
						—
Total non-current liabilities	71,612,211	444,381,592	799,132,006	1,315,125,809	55,331,007	387,637,200	795,479,416	1,238,447,623
USD	1,726,426	308,546,732	247,094,136	557,367,294	366,652	259,746,604	207,280,189	467,393,445
UF	29,821,850	15,453,105	423,470,818	468,745,773	24,669,188	13,214,387	414,689,041	452,572,616
CLP	5,108,107	5,908,324	107,824,110	118,840,541	6,385,796	5,215,490	154,928,526	166,529,812
BRL	14,484,599	114,473,431	4,200,982	133,159,012	13,184,370	109,460,719	4,878,840	127,523,929
ARS	19,771,035	—	—	19,771,035	10,028,226	—	—	10,028,226
PGY	700,194	—	16,541,960	17,242,154	696,775	—	13,702,820	14,399,595